Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The components of the Company’s deferred tax assets (liabilities) at December 31, 2012 and 2011 were as follows:

in thousands	2012	2011
Current deferred tax assets:
Inventory related	$1,110	$679
Deferred revenue	528	537
Allowance for doubtful accounts	295	402
State research and development
credit carryforward	-	158
Reserve for warranty expenses	468	573
Provision for employee related obligations	1,269	408
Accrued interest	1,126	216
Other	172	-
Current deferred tax assets	$4,968	$2,973

Long-term deferred tax assets:
Stock-based compensation expense	$1,184	$-
Long-term deferred tax assets	$1,184	$-

Current deferred tax liabilities
Inventory related	$(645)	$-
Deferred revenue	(104)
Order backlog	(196)
Current deferred tax liabilities	$(945)	$-

Long-term deferred tax assets:
Stock-based compensation expense	$876	$391
State net operating loss	463	-
Other	186	-
Long-term deferred tax assets	1,525	391
Long-term deferred tax liabilities:
Intangibles	(55,320)	(5,902)
Depreciation	(898)	(1,249)
Net long-term deferred tax liabilities	$(54,693)	$(6,760)

Summary Of Deferred Income Taxes [Table Text Block]

The deferred income taxes are reflected in the balance sheets among:

	December 31,
	2012	2011
	(U.S. $ in thousands)
Current assets—deferred income taxes	$4,968	$2,973
Long-term assets- other non current assets	1,184	-
Current liabilities—deferred income tax liabilities	(945)	-
Long-term liabilities—deferred income taxes	(54,693)	(6,760)
	$(49,486)	$(3,787)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

Income before income taxes for the years ended December 31, 2012, 2011 and 2010 was as follows:

in thousands	2012	2011	2010
United States	$23,274	$30,464	$13,506
Foreign	(4,764)	888	330
	$18,510	$31,352	$13,836

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of income tax expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

in thousands	2012	2011	2010
Current
Federal	$10,974	$9,906	$4,337
State	1,345	761	248
Foreign	1,445	293	103
	13,764	10,960	4,688

Deferred
Federal	(2,495)	(251)	(160)
State	(618)	17	(62)
Foreign	(964)	-	-
	(4,077)	(234)	(222)
Total income taxes	$9,687	$10,726	$4,466

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of the statutory federal income tax rate and the effective tax rate for the years ended December 31, 2012, 2011, and 2010 is set forth below (the statutory rate being used in the U.S federal rate rather than the Israeli rate, given that substantially all of the periods provided were as a U.S domestic company):

	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of
federal benefit	2.5	2.1	2.1
Tax exempt interest income	-	-	(0.8)
Stock compensation expense	3.4	0.6	0.2
Manufacturing deduction	(5.9)	(2.7)	(3.5)
Federal research and
development tax credit	-	(1.6)	(1.9)
Tax contingencies	(3.5)	0.4	1.3
Non-deductible acquisition expenses	12.9	0.3	-
Difference in tax rates	3.4	-	-
Other	4.5	0.1	(0.1)
Effective income tax rate	52.3%	34.2%	32.3%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
in thousands	2012	2011
Balance at beginning of year	$1,598	$1,405
Additions for tax positions related to the current year	223	253
Additions for tax positions related to previous years	14	83
Additions from the merger	1,052	-
Reduction of reserve for statute expirations	(1,156)	(143)
Balance at end of year	$1,731	$1,598